SCHEDULE OF DISAGGREGATION REVENUE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Product Information [Line Items]
Total	$ 1,635,289	$ 1,261,810	$ 9,234,079	$ 8,021,823
Sales of Liquor [Member]
Product Information [Line Items]
Total	903,720	630,462	3,875,500	3,098,070
Sales of Water [Member]
Product Information [Line Items]
Total	419,620	529,444	3,743,146	3,653,171
Sales of Water Purifier [Member]
Product Information [Line Items]
Total	253,123	84,740	1,197,942	673,536
Others [Member]
Product Information [Line Items]
Total	$ 58,826	$ 17,164	$ 417,491	$ 597,046